UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 July 26, 2007 to August 27, 2007

 Commission File Number of issuing entity: 333-140436-19

 Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-140436

 Merrill Lynch Mortgage Investors, Inc.
 (Exact name of depositor as specified in its charter)

 Merrill Lynch Mortgage Lending, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 N/A
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  1-A-1                            _____    _____    __X___    ____________
  1-A-2                            _____    _____    __X___    ____________
  X-A                              _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On August 27, 2007 a distribution was made to holders of Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings.

 On August 1, 2007, a complaint seeking class certification was filed in the United States District Court for the Eastern District of Pennsylvania against RAIT Financial Trust, certain of its officers and trustees and the lead underwriters involved in its public offering of common shares in January 2007. Taberna Realty Holdings Trust (the "Seller") is a wholly-owned subsidiary of RAIT Financial Trust. This action purports to assert claims under the Securities Act of 1933 and the Securities Exchange Act of 1934. Although the suit alleges no wrongdoing by the Seller in connection with the issuance of the Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, Mortgage Loan Asset-Backed Notes, the lawsuit may have a material adverse affect on RAIT Financial Trust, which may in turn have a material adverse impact on the Seller's ability to repurchase mortgage loans included in the Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2 in the event of a breach of the Seller's representations and warranties in such transaction.


 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, relating to the August 27, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: September 5, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2, relating to the August 27, 2007 distribution.



 EX-99.1


Merrill Lynch Mortgage Backed Securities Trust
Mortgage Loan Asset-Backed Certificates



Distribution Date:       8/27/2007


Merrill Lynch Mortgage Backed Securities Trust
Mortgage Loan Asset-Backed Certificates
Series 2007-2


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
         1-A-1                 59025GAA9       07/31/2007            5.80000%       549,807,799.27         2,657,404.36
         1-A-2                 59025GAB7       07/31/2007            5.80000%        61,089,645.85           295,266.62
          X-A                  59025GAC5       07/31/2007            0.11734%                 0.00            59,735.39
          M-1                  59025GAD3       07/31/2007            5.91734%        14,210,315.13            70,072.72
          M-2                  59025GAE1       07/31/2007            5.91734%         4,843,425.73            23,883.50
          M-3                  59025GAF8       07/31/2007            5.91734%         2,583,693.66            12,740.49
          B-1                  59025GAG6       07/31/2007            5.91734%         1,937,770.24             9,555.37
          B-2                  59025GAH4       07/31/2007            5.91734%         1,614,808.54             7,962.81
          B-3                  59025GAJ0       07/31/2007            5.91734%         1,615,376.14             7,965.61

Totals                                                                              637,702,834.56         3,144,586.87


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
         1-A-1                9,013,352.95              0.00       540,794,446.32        11,670,757.31              0.00
         1-A-2                1,001,481.86              0.00        60,088,163.98         1,296,748.48              0.00
          X-A                         0.00              0.00                 0.00            59,735.39              0.00
          M-1                     1,710.99              0.00        14,208,604.13            71,783.71              0.00
          M-2                       583.17              0.00         4,842,842.56            24,466.67              0.00
          M-3                       311.09              0.00         2,583,382.57            13,051.58              0.00
          B-1                       233.32              0.00         1,937,536.93             9,788.69              0.00
          B-2                       194.43              0.00         1,614,614.11             8,157.24              0.00
          B-3                       194.50              0.00         1,615,181.64             8,160.11              0.00

Totals                       10,018,062.31              0.00       627,684,772.24        13,162,649.18              0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
         1-A-1                557,245,000.00      549,807,799.27            66,199.68       8,947,153.27              0.00
         1-A-2                 61,916,000.00       61,089,645.85             7,355.51         994,126.36              0.00
          X-A                           0.00                0.00                 0.00               0.00              0.00
          M-1                  14,212,000.00       14,210,315.13             1,710.99               0.00              0.00
          M-2                   4,844,000.00        4,843,425.73               583.17               0.00              0.00
          M-3                   2,584,000.00        2,583,693.66               311.09               0.00              0.00
          B-1                   1,938,000.00        1,937,770.24               233.32               0.00              0.00
          B-2                   1,615,000.00        1,614,808.54               194.43               0.00              0.00
          B-3                   1,615,567.67        1,615,376.14               194.50               0.00              0.00

Totals                        645,969,567.67      637,702,834.56            76,782.69       9,941,279.63              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
         1-A-1                        0.00      9,013,352.95       540,794,446.32                0.97047878         9,013,352.95
         1-A-2                        0.00      1,001,481.86        60,088,163.98                0.97047878         1,001,481.86
          X-A                         0.00              0.00                 0.00                0.00000000                 0.00
          M-1                         0.00          1,710.99        14,208,604.13                0.99976106             1,710.99
          M-2                         0.00            583.17         4,842,842.56                0.99976106               583.17
          M-3                         0.00            311.09         2,583,382.57                0.99976106               311.09
          B-1                         0.00            233.32         1,937,536.93                0.99976106               233.32
          B-2                         0.00            194.43         1,614,614.11                0.99976106               194.43
          B-3                         0.00            194.50         1,615,181.64                0.99976106               194.50

Totals                                0.00     10,018,062.31       627,684,772.24                0.97169403        10,018,062.31



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
         1-A-1              557,245,000.00          986.65362501             0.11879816           16.05604944         0.00000000
         1-A-2               61,916,000.00          986.65362507             0.11879821           16.05604949         0.00000000
          X-A                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          M-1                14,212,000.00          999.88144737             0.12039052            0.00000000         0.00000000
          M-2                 4,844,000.00          999.88144715             0.12039017            0.00000000         0.00000000
          M-3                 2,584,000.00          999.88144737             0.12039087            0.00000000         0.00000000
          B-1                 1,938,000.00          999.88144479             0.12039216            0.00000000         0.00000000
          B-2                 1,615,000.00          999.88144892             0.12039009            0.00000000         0.00000000
          B-3                 1,615,567.67          999.88144724             0.12039112            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
         1-A-1                0.00000000           16.17484760           970.47877741           0.97047878           16.17484760
         1-A-2                0.00000000           16.17484754           970.47877738           0.97047878           16.17484754
          X-A                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          M-1                 0.00000000            0.12039052           999.76105615           0.99976106            0.12039052
          M-2                 0.00000000            0.12039017           999.76105698           0.99976106            0.12039017
          M-3                 0.00000000            0.12039087           999.76105650           0.99976106            0.12039087
          B-1                 0.00000000            0.12039216           999.76105779           0.99976106            0.12039216
          B-2                 0.00000000            0.12039009           999.76105882           0.99976106            0.12039009
          B-3                 0.00000000            0.12039112           999.76105612           0.99976106            0.12039112


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
         1-A-1           07/01/07 - 07/30/07    30          5.80000%    549,807,799.27        2,657,404.36                   0.00
         1-A-2           07/01/07 - 07/30/07    30          5.80000%     61,089,645.85          295,266.62                   0.00
          X-A            07/01/07 - 07/30/07    30          0.11734%    610,897,445.11           59,735.39                   0.00
          M-1            07/01/07 - 07/30/07    30          5.91734%     14,210,315.13           70,072.72                   0.00
          M-2            07/01/07 - 07/30/07    30          5.91734%      4,843,425.73           23,883.50                   0.00
          M-3            07/01/07 - 07/30/07    30          5.91734%      2,583,693.66           12,740.49                   0.00
          B-1            07/01/07 - 07/30/07    30          5.91734%      1,937,770.24            9,555.37                   0.00
          B-2            07/01/07 - 07/30/07    30          5.91734%      1,614,808.54            7,962.81                   0.00
          B-3            07/01/07 - 07/30/07    30          5.91734%      1,615,376.14            7,965.61                   0.00

Totals                                                                                        3,144,586.87                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
         1-A-1                        0.00                0.00       2,657,404.36                0.00           540,794,446.32
         1-A-2                        0.00                0.00         295,266.62                0.00            60,088,163.98
          X-A                         0.00                0.00          59,735.39                0.00           600,882,610.30
          M-1                         0.00                0.00          70,072.72                0.00            14,208,604.13
          M-2                         0.00                0.00          23,883.50                0.00             4,842,842.56
          M-3                         0.00                0.00          12,740.49                0.00             2,583,382.57
          B-1                         0.00                0.00           9,555.37                0.00             1,937,536.93
          B-2                         0.00                0.00           7,962.81                0.00             1,614,614.11
          B-3                         0.00                0.00           7,965.61                0.00             1,615,181.64

Totals                                0.00                0.00       3,144,586.87                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
         1-A-1                557,245,000.00       5.80000%             986.65362501            4.76882585            0.00000000
         1-A-2                 61,916,000.00       5.80000%             986.65362507            4.76882583            0.00000000
          X-A                           0.00       0.11734%             986.65362500            0.09647796            0.00000000
          M-1                  14,212,000.00       5.91734%             999.88144737            4.93053194            0.00000000
          M-2                   4,844,000.00       5.91734%             999.88144715            4.93053262            0.00000000
          M-3                   2,584,000.00       5.91734%             999.88144737            4.93053019            0.00000000
          B-1                   1,938,000.00       5.91734%             999.88144479            4.93053148            0.00000000
          B-2                   1,615,000.00       5.91734%             999.88144892            4.93053251            0.00000000
          B-3                   1,615,567.67       5.91734%             999.88144724            4.93053318            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
         1-A-1                  0.00000000            0.00000000           4.76882585            0.00000000           970.47877741
         1-A-2                  0.00000000            0.00000000           4.76882583            0.00000000           970.47877738
          X-A                   0.00000000            0.00000000           0.09647796            0.00000000           970.47877741
          M-1                   0.00000000            0.00000000           4.93053194            0.00000000           999.76105615
          M-2                   0.00000000            0.00000000           4.93053262            0.00000000           999.76105698
          M-3                   0.00000000            0.00000000           4.93053019            0.00000000           999.76105650
          B-1                   0.00000000            0.00000000           4.93053148            0.00000000           999.76105779
          B-2                   0.00000000            0.00000000           4.93053251            0.00000000           999.76105882
          B-3                   0.00000000            0.00000000           4.93053318            0.00000000           999.76105612

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               13,279,278.36
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    38,792.37
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
Total Deposits                                                                                        13,318,070.73

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                  22,566.79
     Total Administration Fees                                                                           132,854.76
     Payment of Interest and Principal                                                                13,162,649.18
Total Withdrawals (Pool Distribution Amount)                                                          13,318,070.73

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    132,854.76
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               132,854.76

*Servicer Payees include: WELLS FARGO BANK, N.A.






                                                          Collateral Statement

                                                                            Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            6.167339
 Weighted Average Net Rate                                               5.917339
 Weighted Average Pass-Through Rate                                      5.917339
 Weighted Average Remaining Term                                              347
 Principal And Interest Constant                                     3,354,224.20
 Beginning Loan Count                                                       1,041
 Loans Paid in Full                                                            16
 Ending Loan Count                                                          1,025
 Beginning Scheduled Balance                                       637,702,834.55
 Ending Scheduled Balance                                          627,684,772.23
 Actual Ending Collateral Balance                                  627,734,961.41
 Scheduled Principal                                                    76,782.69
 Unscheduled Principal                                               9,941,279.63
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  3,277,441.51
 Servicing Fees                                                        132,854.76
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        3,144,586.75
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                              0.00
 Prepayment Penalty Paid Count                                                  0
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
One-Year Treasury Index Loan Balance                                       637,702,834.55
One-Year LIBOR Index Loan Balance                                                    0.00
Six-Month LIBOR Index Loan Balance                                                   0.00
Senior Percentage                                                              95.796570%
Subordinated Percentage                                                         4.203430%
Number of Loan Rate Reductions                                                        000
Number of SCRA Loans                                                                  000
SCRA Shortfall Amount                                                                 000


                                 Trigger Event Reporting
Subordinate 2% Step-Down Test Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           4.803279%
30% Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
10% Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           10.000000%
     Calculated Value                                                           0.000000%
Step-Down Test Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            2.000000%
     Calculated Value                                                           0.201902%
Subordinate 4% Step-Down Test Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            4.000000%
     Calculated Value                                                           0.201902%
Shifting Interest Delinquency/Loss Trigger
     Trigger Result                                                                  Pass
Two Times Delinquency Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           4.803279%
Two Times Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                           20.000000%
     Calculated Value                                                           0.000000%
Two Times Delinquency/Loss Trigger
     Trigger Result                                                                  Pass


                               Delinquency Status - MBA Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      10                  0                    0                   0                    10
             5,574,068.70        0.00                 0.00                0.00                 5,574,068.70

60 Days      2                   1                    0                   0                    3
             1,457,667.82        558,740.60           0.00                0.00                 2,016,408.42

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       12                  1                    0                   0                    13
             7,031,736.52        558,740.60           0.00                0.00                 7,590,477.12

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.975610%           0.000000%            0.000000%           0.000000%            0.975610%
             0.887965%           0.000000%            0.000000%           0.000000%            0.887965%

60 Days      0.195122%           0.097561%            0.000000%           0.000000%            0.292683%
             0.232211%           0.089009%            0.000000%           0.000000%            0.321220%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       1.170732%           0.097561%            0.000000%           0.000000%            1.268293%
             1.120176%           0.089009%            0.000000%           0.000000%            1.209185%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      38,792.37






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Sep-06            0.000%
     Original Principal Balance             0.00                  Oct-06            0.000%
     Current Actual Balance                 0.00                  Nov-06            0.000%
                                                                  Dec-06            0.000%
 Current Bankruptcy Total                                         Jan-07            0.000%
     Loans in Bankruptcy                       1                  Feb-07            0.000%
     Original Principal Balance       560,000.00                  Mar-07            0.000%
     Current Actual Balance           558,740.60                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.000%
                                                                  Jul-07            0.088%
                                                                  Aug-07            0.089%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0152743258       Aug-2007    01-Jul-2006           CA              80.00        560,000.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0152743258         558,740.60    01-May-2007           2            6.500%          5,819.83

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  16       8,692,752.00       8,336,469.20          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00     1,608,661.12


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0049403868            FL              51.15       01-Jun-2006        965,700.00        964,212.87
       Summary               0054821293            MA              80.00       01-Aug-2006        436,000.00        436,000.00
       Summary               0059568493            FL              90.00       01-Jul-2006        226,800.00        222,718.43
       Summary               0062741293            AZ              80.00       01-Aug-2006        440,000.00        439,892.29
       Summary               0063480925            NJ              56.52       01-Aug-2006        650,000.00        375,115.61
       Summary               0064433303            NJ              80.00       01-Jul-2006        500,000.00        499,410.68
       Summary               0066445693            OR              80.00       01-Aug-2006        609,500.00        601,922.68
       Summary               0150443034            TN              89.96       01-Jul-2006        233,000.00        233,000.00
       Summary               0150480622            CA              80.00       01-Aug-2006        501,702.00        499,202.00
       Summary               0151385465            TX              39.82       01-Jul-2006        450,000.00        438,944.57
       Summary               0151650041            CA              80.00       01-Jul-2006        493,600.00        493,600.00
       Summary               0151681343            FL              90.00       01-Jul-2006        436,500.00        436,500.00
       Summary               0151925328            MI              54.72       01-Jun-2006        538,950.00        538,950.00
       Summary               0152017893            NJ              75.52       01-Jul-2006        506,000.00        499,177.16
       Summary               0152400263            CA              69.46       01-Jul-2006      1,285,000.00      1,285,000.00
       Summary               0152625331            CA              62.22       01-Jul-2006        420,000.00        368,972.22


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0049403868       Loan Paid in Full          (1)             5.500%             360              14
       Summary              0054821293       Loan Paid in Full           0              5.625%             360              12
       Summary              0059568493       Loan Paid in Full           0              5.875%             360              13
       Summary              0062741293       Loan Paid in Full          (1)             5.875%             360              12
       Summary              0063480925       Loan Paid in Full          (1)             5.750%             360              12
       Summary              0064433303       Loan Paid in Full           0              6.125%             360              13
       Summary              0066445693       Loan Paid in Full          (1)             6.375%             360              12
       Summary              0150443034       Loan Paid in Full           0              6.250%             360              13
       Summary              0150480622       Loan Paid in Full           0              6.125%             360              12
       Summary              0151385465       Loan Paid in Full           0              5.375%             360              13
       Summary              0151650041       Loan Paid in Full          (1)             5.875%             360              13
       Summary              0151681343       Loan Paid in Full           0              5.875%             360              13
       Summary              0151925328       Loan Paid in Full           0              6.500%             360              14
       Summary              0152017893       Loan Paid in Full           0              6.875%             360              13
       Summary              0152400263       Loan Paid in Full           0              6.500%             360              13
       Summary              0152625331       Loan Paid in Full           0              6.500%             360              13


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       0                  0.00                   0.00                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived


                                     No Prepayment Penalties this Period

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.559%       Current Month             17.185%        Current Month                 663.960%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007      14.199%           N/A                          Jul-2007     594.488%           N/A
         Aug-2007      17.185%           N/A                          Aug-2007     663.960%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 4.000             0                0.00            0.000
     4.000    4.249             1          520,220.00            0.083
     4.250    4.499             0                0.00            0.000
     4.500    4.749             1          435,061.27            0.069
     4.750    4.999             3        2,179,689.50            0.347
     5.000    5.249            11        6,029,420.05            0.961
     5.250    5.499            32       18,093,515.57            2.883
     5.500    5.749            57       34,972,294.63            5.572
     5.750    5.999           138       87,595,711.55           13.955
     6.000    6.249           199      120,439,785.89           19.188
     6.250    6.499           353      217,408,411.52           34.637
     6.500    6.749           192      116,376,823.03           18.541
     6.750    6.999            36       22,504,839.22            3.585
     7.000    7.249             2        1,129,000.00            0.180
  >= 7.250                      0                0.00            0.000
              Total         1,025      627,684,772.23          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
June 27, 2007

Determination Date
With respect to any Payment Date, the 15th day of the related month, or if the 15th day of such month is not a
Business Day, the immediately preceding Business Day.

Payment Date
The 25th day of each month, or if such day is not a Business Day, then the next Business Day, commencing in July
2007.

Record Date
With respect to any Class of Notes and the Trust Certificate and any Payment Date, the close of business on the last Business Day of the calendar month immediately preceding such Payment Date (or the Closing Date in the case of the first Payment Date).

Remittance Date
Agreement  The 18th day of each month, or if such 18th day is not a Business Day, the first Business Day immediately following such 18th day, commencing in the month following the month in which the Cut-off Date occurs.

